Investments And Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Short-Term Investments

Short-term investments consisted of (in millions):

	December 31,
	2012	2011
Overnight investments, time deposits and Repurchase agreements	$308	$131
Corporate and bank notes	2,121	1,808
U. S. government agency mortgages	545	502
U.S. government agency notes		—
Commingled funds	435	1,274
Other	3	3

	$3,412	$3,718

Short-Term Investments By Contractual Maturity	Short-term investments at December 31, 2012, by contractual maturity included (in millions):

Due in one year or less	$2,262
Due between one year and three years	605
Due after three years	545

$3,412

Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

(in millions)	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
Description
Short-term investments[1,2]
Money market funds	$438	$438	$—	$—
Government agency investments	545	—	545	—
Repurchase agreements	304	—	304	—
Corporate obligations	1,519		1,519	—
Bank notes / Certificates of deposit / Time deposits	606		606	—

	3,412	438	2,974	—
Restricted cash and short-term investments[1]	850	850	—	—
Fuel derivative contracts, net[1]	65	—	65	—

Total	$4,327	$1,288	$3,039	$—

[1]

Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.

[2]

The Company’s short-term investments mature in one year or less except for $200 million of Bank notes/Certificates of deposit/Time deposits, $545 million of U.S. Government agency investments and $405 million of Corporate obligations which have maturity dates exceeding one year.